Condensed Financial Information of Registrant (SMFG) - Condensed Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income:
Interest income from SMBC	¥ 3,696,076	¥ 1,747,654	¥ 1,780,370
Dividends from other subsidiaries, associates and joint ventures	104,761	95,290	74,109
Fees and commission income from subsidiaries	1,262,734	1,248,225	1,174,382
Other income	180,827	108,727	138,223
Expense:
Interest expense	1,941,006	303,716	397,245
Operating and other expense	2,467,764	2,170,180	1,962,994
Profit before tax	1,261,876	676,464	956,478
Income tax expense	326,027	161,389	251,402
Net profit	935,849	515,075	705,076
Profit attributable to:
Shareholders	911,831	499,573	687,483
Other equity instruments holders	11,310	10,731	13,122
Sumitomo mitsui banking corporation [member]
Expense:
Profit before tax	404,132
SMFG [member]
Income:
Fees and commission income from subsidiaries	12,421	9,439	7,777
Other income	1,956	1,109	794
Total income	703,564	617,120	484,214
Expense:
Interest expense	220,397	169,526	154,298
Operating and other expense	68,659	37,982	31,806
Total expense	299,432	217,038	194,737
Profit before tax	404,132	400,082	289,477
Income tax expense	(8,348)	(7,942)	(5,710)
Net profit	412,480	408,024	295,187
Profit attributable to:
Shareholders	401,170	397,293	282,065
Other equity instruments holders	11,310	10,731	13,122
SMFG [member] | Sumitomo mitsui banking corporation [member]
Income:
Interest income from SMBC	235,386	184,206	170,777
Dividends from other subsidiaries, associates and joint ventures	437,850	376,757	272,952
Expense:
Interest expense	5,546	4,751	4,313
SMFG [member] | Other subsidiaries and associate [Member]
Income:
Dividends from other subsidiaries, associates and joint ventures	15,951	45,609	31,914
SMFG [member] | Other subsidiaries [member]
Expense:
Interest expense	¥ 4,830	¥ 4,779	¥ 4,320